Loans and Borrowings - Narrative (Details) $ in Thousands		12 Months Ended
	Jan. 21, 2025 CAD ($)	Mar. 31, 2025 CAD ($) loan	Mar. 31, 2024 CAD ($)	Jan. 20, 2025 CAD ($)	Mar. 18, 2024 CAD ($)	Mar. 31, 2023 CAD ($)	Aug. 25, 2022
Disclosure of detailed information about borrowings [line items]
Number of loans | loan		2
Amount outstanding		$ 42,493	$ 38,249			$ 38,224
Transfer to borrowings		4,000
Interest expense		3,900	3,500
Accrued interest		300	0
Credit Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 118,000
Term Facility 1
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 43,000
Rollover adjustment factor		0.30%
Quarterly principal payments		$ 500
Amount outstanding		$ 42,000	35,500
Transfer to borrowings	4,000
Term Facility 1 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate margin		1.50%
Term Facility 1 | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate margin		3.00%
Term Facility 1 | Borrowing Rate
Disclosure of detailed information about borrowings [line items]
Interest rate		6.60%
Term Facility 1 | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate		6.94%
Revolver
Disclosure of detailed information about borrowings [line items]
Transfer from borrowings	4,000
Rollover adjustment factor		0.30%
Amount outstanding	13,900	$ 16,700	16,800
Maximum borrowing capacity		$ 18,000
Revolver | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate margin		1.50%
Stand-by fee		0.40%
Revolver | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate margin		3.00%
Stand-by fee		0.60%
Revolver | Borrowing Rate
Disclosure of detailed information about borrowings [line items]
Interest rate		7.00%
Term Facility 2
Disclosure of detailed information about borrowings [line items]
Transfer from borrowings	5,000
Rollover adjustment factor		0.30%
Amount outstanding	0	$ 500	$ 2,800
Maximum borrowing capacity	$ 6,000			$ 16,000
Term Facility 2 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate margin		1.50%
Term Facility 2 | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate margin		3.00%
Term Facility 2 | Borrowing Rate
Disclosure of detailed information about borrowings [line items]
Interest rate		6.60%
Term Facility 2 | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate		6.60%
Creditor Agreement | Bevo
Disclosure of detailed information about borrowings [line items]
Interest rate		17.00%			14.00%
Maximum borrowing capacity					$ 5,000
Extension period		2 months
Amendment fee		$ 500
Creditor Agreement | Parent | Bevo
Disclosure of detailed information about borrowings [line items]
Amount outstanding		$ 2,500
Bevo
Disclosure of detailed information about borrowings [line items]
Percentage of voting equity interests acquired							50.10%